FPA New Income, Inc. (FPNIX)

Supplement dated December 18, 2020 to the

Prospectus dated January 31, 2020

This Supplement amends information in the Prospectus for the FPA New Income, Inc. (the “Fund”), dated January 31, 2020.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective December 18, 2020, the Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses in excess of 0.49% of the average net assets of the Fund (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) through January 31, 2022.

The section titled “Fees and Expenses” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Institutional Class

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)(as a percentage of original sales price or redemption proceeds, as applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.57%
Expense Reimbursement(1)	0.08%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.49%

(1)First Pacific Advisors, LP (“FPA” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses in excess of 0.49% of the average net assets of the Fund (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) through January 31, 2022.  This agreement may only be terminated earlier by the Fund’s Board of Directors (the “Board”) or upon termination of the Advisory Agreement.

In the section titled “Management of the Fund—Investment Adviser” on page 22 of the Prospectus, the second sentences of the second paragraph is hereby deleted in its entirety and replaced with the following:

In addition, as of December 18, 2020, the Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses in excess of 0.49% of the average net assets of the Fund (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) through January 31, 2022.

PLEASE RETAIN FOR FUTURE REFERENCE.

FPA New Income, Inc. (FPNIX)

Supplement dated December 18, 2020 to the

Statement of Additional Information dated January 31, 2020

This Supplement amends information in the Statement of Additional Information (“SAI”) for the FPA New Income, Inc. (the “Fund”), dated January 31, 2020.  You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective December 18, 2020, the fifth paragraph of the section titled “Investment Advisory and Other Services” on page 42 is replaced in its entirety with the following:

As of December 18, 2020, the Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses in excess of 0.49% of the average daily net assets of the Fund (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) through January 31, 2022. This agreement may only be terminated earlier by the Board or upon termination of the Advisory Agreement.

PLEASE RETAIN FOR FUTURE REFERENCE.